Employee benefits - Disclosure of Actuarial Assumptions for Defined Benefit Plans (Details) - Allowance for retirement defined benefit	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Discount rate (iBoxx Corporate AA) for retirement	0.95%	0.50%	1.05%
Annual rate of increase in wages	3.00%	3.00%	3.00%
Annual mobility rate	4.20%	2.60%	1.90%
Rate of contributions	48.39%	45.17%	47.07%
Rate of wages costs	24.18%	22.06%	22.54%
16-24 years	12.00%	6.00%	5.00%
25-29 years	9.00%	5.00%	3.50%
30-34 years	7.00%	3.70%	2.50%
35-39 years	4.50%	3.00%	2.00%
40-44 years	3.00%	2.00%	1.50%
45-49 years	1.50%	1.00%	1.00%
+50 years	0.00%	0.00%	0.00%
Executives
Disclosure of defined benefit plans [line items]
Age at retirement	64 years	64 years	64 years
Non-executives
Disclosure of defined benefit plans [line items]
Age at retirement	62 years	62 years	62 years